Tax credit on loss on ordinary activities, Unutilized net operating losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unutilized Net Operating Losses [Abstract]
Deferred tax asset on tax losses	$ 62,395,001	$ 38,244,000	$ 25,859,000
Number of years losses can be carried forward	20 years
Bottom of Range [Member]
Unutilized Net Operating Losses [Abstract]
Tax rate	12.50%
Top of Range [Member]
Unutilized Net Operating Losses [Abstract]
Tax rate	32.00%
Ireland [Member]
Unutilized Net Operating Losses [Abstract]
Tax rate	12.50%
Unused Tax Losses [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	$ 332,169,000	214,901,000
Unused Tax Losses [Member] | Ireland [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	119,854,000	108,677,000
Unused Tax Losses [Member] | United States [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	182,875,000	35,043,000
Unused Tax Losses [Member] | Germany [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	26,427,000	28,288,000
Unused Tax Losses [Member] | United Kingdom [Member]
Unutilized Net Operating Losses [Abstract]
Net operating losses	$ 3,034,000	$ 42,893,000